SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities
Segment assets	$ 79,474	$ 87,345
Unallocated Assets By Segment Abstract
Income tax assets (current and deferred)	6,052	5,640
Cash and cash equivalents and short-term investments	6,578	25,910	$ 27,327	$ 16,400
Total assets as reported in the Group balance sheet	92,104	118,895
Segment liabilities	89,194	114,334
Unallocated liabilities:
Income tax liabilities (current and deferred)	5,086	4,880
Total liabilities as reported in the Group balance sheet	94,280	119,214
America [Member]
Assets and liabilities
Segment assets	41,779	45,891
Unallocated Assets By Segment Abstract
Segment liabilities	58,307	12,382
Ireland [Member]
Assets and liabilities
Segment assets	37,695	41,453
Unallocated Assets By Segment Abstract
Segment liabilities	30,845	101,927
Other Countries [Member]
Assets and liabilities
Segment assets	0	1
Unallocated Assets By Segment Abstract
Segment liabilities	$ 42	$ 25